Accrued Expenses - Summary of Accrued expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued compensation	$ 3,871	$ 5,424	$ 3,056
Accrued sales taxes payable	185	879	142
Accrued professional services	2,045	754	0
Accrued materials	4,077	401	290
Accrued other	2,049	272	541
Accrued warranty	112	41	317	$ 0
Accrued expenses	$ 12,339	$ 7,771	$ 4,346